employee future benefits - Defined contribution pension plans expense (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of defined contribution plans expense
Union pension plan and public service pension plan contributions	$ 20	$ 21
Other defined contribution pension plans	86	73
Total	106	$ 94
Forecast
Disclosure of defined contribution plans expense
Union pension plan and public service pension plan contributions	$ 22